Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Schedule of Finance Lease Receivables	The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. These balances are analysed as follows:

	2024 £m	2023 £m
Not later than 1 year	6,202	5,950
Later than 1 year and not later than 2 years	5,251	4,851
Later than 2 years and not later than 3 years	4,297	4,609
Later than 3 years and not later than 4 years	2,868	3,074
Later than 4 years and not later than 5 years	516	631
Later than 5 years	475	545
Gross investment	19,609	19,660
Unearned future finance income	(2,447)	(2,272)
Rentals received in advance	(18)	(14)
Net investment	17,144	17,374
The Group’s finance lease assets are comprised as follows:

	2024 £m	2023 £m
Electric vehicles	1,001	1,339
Internal combustion engine vehicles	11,557	11,465
Self-charging hybrid vehicles	347	238
Plug-in hybrid vehicles	1,306	908
Other	2,933	3,424
Net investment	17,144	17,374